Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Data
Total revenues	$ 292		$ 282		$ 275		$ 263		$ 190		$ 150		$ 133		$ 127		$ 1,112	[1]	$ 600	[1]	$ 313	[1]
Operating and maintenance expenses	132		113		111		99		108		78		68		59		455	[1]	313	[1]	188	[1]
Operating income	102		105		104		103		30		55		42		54		414	[1]	181	[1]	57	[1]
Net earnings (loss)	64		70		67		69		(15)		27		25		36		270	[1]	73	[1]	18	[1]
Limited partners’ interest in net earnings (loss)	$ 46		$ 53		$ 50		$ 50		$ (25)		$ 20		$ 26		$ 35		$ 199	[1]	$ 56	[1]	$ 68	[1]
Net earnings (loss) per limited partner unit:
Common - basic (dollars per unit)	$ 0.49	[2]	$ 0.62	[2]	$ 0.60	[2]	$ 0.63	[2]	$ (0.34)	[2]	$ 0.33	[2]	$ 0.45	[2]	$ 0.64	[2]	$ 2.33	[2]	$ 0.96	[2]	$ 1.48
Common - diluted (dollars per unit)	$ 0.49	[2]	$ 0.62	[2]	$ 0.60	[2]	$ 0.63	[2]	(0.34)	[2]	0.33	[2]	0.45	[2]	0.64	[2]	2.33	[2]	0.96	[2]	1.47
Subordinated - basic and diluted (dollars per unit)									$ 0.00	[2]	$ 0.00	[2]	$ 0.45	[2]	$ 0.64	[2]	$ 0.00		$ 0.62	[2]	$ 1.35

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.